Leases - Summary of Lease Expenses (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease, Cost [Abstract]
Lease expenses	¥ 57,958	¥ 25,480	¥ 14,825